FINANCIAL INSTRUMENTS - Interest Rate Swap Transactions (Details) - Interest Rate Swap - Cash flow hedging - Designated as hedging instrument $ in Thousands	Jun. 30, 2024 USD ($)
Derivative
Notional amount	$ 633,353
Minimum
Derivative
Fixed Interest Rates	2.69%
Maximum
Derivative
Fixed Interest Rates	3.99%